UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750

Signature, Place and Date of Signing:

/s/ Richard E. Carlson           Hockessin, DE                 05/13/03
-----------------------     --------------------------    --------------------
     [Signature]                 [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     28-06287                         ABANCO Investments, Ltd.
     28-03420                         Ashford Capital Management
     28-04558                         Parametric Portfolio Associates

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $2,481
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE
                                                      BRANDYWINE MANAGERS, LLC
                                                           MARCH 31, 2003
                                 Title                        Shares
                                 of                 Value     or Prin  SH /  PUT/   Investment    Other       Voting Authority
       Name of Issuer            Class   CUSIP      (x$1000)  Amount   PRIN  CALL   Discretion   Managers  Sole     Shared   None
       --------------            ------  -----      --------  -------  ----  ----   ----------   --------  -----    ------   ----
ALLERGAN INC                     Common  018490102       341    5,000   SH             Sole        None      5,000
EBAY INC                         Common  278642103       800    9,378   SH             Sole        None      9,378
TENET HEALTHCARE CORP            Common  88033G100       376   22,500   SH             Sole        None     22,500
ADC Telecommunications inc       Common  000886101        25   12,200   SH         Shared-OTHER      1      12,200
AT&T Wireless Services Inc       Common  00209A106        92   13,900   SH         Shared-OTHER      1      13,900
Atmel Corp                       Common  049513104        27   16,650   SH         Shared-OTHER      1      16,650
Chiquita Brands Intl Inc         Common  170032809       130   11,870   SH         Shared-OTHER      1      11,870
Corning Inc                      Common  219350105       110   18,900   SH         Shared-OTHER      1      18,900
Electroglas Inc                  Common  285324109        13   14,250   SH         Shared-OTHER      1      14,250
W R Grace & Co DEL New           Common  38388F108        23   16,100   SH         Shared-OTHER      1      16,100
Infonet Services Corp Cl B        CL B   45666T106        15   12,050   SH         Shared-OTHER      1      12,050
JPS Industries, Inc.             Common  46624E405        24   17,275   SH         Shared-OTHER      1      17,275
KCS Energy Inc                   Common  482434206        67   23,416   SH         Shared-OTHER      1      23,416
Lucent Technologies Inc          Common  549463107        32   21,900   SH         Shared-OTHER      1      21,900
Primedia Inc                     Common  74157K101        36   14,500   SH         Shared-OTHER      1      14,500
Rite Aid Corp                    Common  767754104        28   12,700   SH         Shared-OTHER      1      12,700
TFC Enterprises Inc              Common  872388103        50   37,970   SH         Shared-OTHER      1      37,970
Vitesse Semiconductor Corp       Common  928497106        23   10,600   SH         Shared-OTHER      1      10,600
Wiltel Communications Group Inc  Common  972487102       182   14,438   SH         Shared-OTHER      1      14,438
OMI Corp New                     Common  Y6476W104        87   18,500   SH         Shared-OTHER      1      18,500
                                                       2,481  324,097                                      324,097

01864.0001 #404507